COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Short-term lease payments	¥ 580
Capital commitments outstanding	13,210
Legal settlement	¥ 23,100